STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

March 3, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	BNY Mellon Absolute Insight Funds, Inc. Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of BNY Mellon Absolute Insight Funds, Inc. (the "Company"), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") the Company's Registration Statement on Form N-1A (the "Registration Statement").  Management of the Company intends to seek acceleration of the effective date of the Registration Statement so that it is declared effective on or about May 22, 2015.  The Company's Tandy certification is filed herewith.

The Company and its series, BNY Mellon Absolute Insight Multi-Strategy Fund, will be part of a fund cluster.  The statement of additional information ("SAI") that is included in the Registration Statement is maked against the currently effective SAI for all the funds in that fund cluster, filed with the Commission on January 30, 2015 (Accession No. 0000075176-15-000006).

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes

March 3, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	BNY Mellon Absolute Insight Funds, Inc.

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

By: /s/  Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President